MERGER AND RECAPITALIZATION (Details 2) - $ / shares	Jun. 30, 2024	Dec. 31, 2023
Underwriter [Member]
Number of Warrants	600,000	600,000
Strike Price	$ 2.00	$ 2.00
Sponsor And Investors Member [Member]
Number of Warrants	10,122,313	10,122,313
Strike Price	$ 11.50	$ 11.50
Sponsor [Member]
Number of Warrants	1,000,000	1,000,000
Strike Price	$ 15.00	$ 15.00